Organization and business overview (Details Narrative) - shares				12 Months Ended
		Aug. 27, 2025	Aug. 31, 2024	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Issuance of shares	[1]			3,750,000
Common Class B [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares			10,433,340
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares		3,750,000	11,116,470
Chan Choon Yew Lester [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			48.41%
Chan Choon Yew Lester [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage			51.59%

[1]	Retroactively adjusted to reflect the reorganization exercise described in Note 1.